Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Other Intangible Assets [Abstract]
Primary Cash-Generating Units [text block table]
Goodwill allocated to cash-generating units
in € m.	Investment Bank	Corporate Bank	Asset Manage- ment	Private Bank	Total
Balance as of January 1, 2020	0	0	2,881	0	2,881
Goodwill acquired during the year	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0
Transfers	0	0	0	0	0
Reclassification from (to) “held for sale”	0	0	0	0	0
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0
Impairment losses[1]	0	0	0	0	0
Exchange rate changes/other	0	0	(142)	0	(142)
Balance as of December 31, 2020	0	0	2,739	0	2,739
Gross amount of goodwill	3,608	569	3,197	3,698	11,073
Accumulated impairment losses	(3,608)	(569)	(458)	(3,698)	(8,334)
Balance as of January 1, 2021	0	0	2,739	0	2,739
Goodwill acquired during the year	0	5	0	0	5
Purchase accounting adjustments	0	0	0	0	0
Transfers	0	0	0	0	0
Reclassification from (to) “held for sale”	0	0	(56)	0	(56)
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0
Impairment losses[1]	0	(5)	0	0	(5)
Exchange rate changes/other	0	0	123	0	123
Balance as of December 31, 2021	0	0	2,806	0	2,806
Gross amount of goodwill	3,854	602	3,295	3,716	11,467
Accumulated impairment losses	(3,854)	(602)	(489)	(3,716)	(8,662)

[1] Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.

Change in certain key assumptions to cause the recoverable amount to equal the carrying amount [Text Block Table]
Change in certain key assumptions to cause the recoverable amount to equal the carrying amount
Change in Key Assumptions	AM
Discount rate (post tax) increase
from	9.1%
to	11.3%
Change in projected future earnings in each period by	21.1%
Long term growth rate	N/M

Changes of Other Intangible Assets by Asset Class [text block table]
Changes of other intangible assets by asset classes for the years ended December 31, 2021 and December 31, 2020
	Purchased intangible assets							Internally generated intangible assets	Total other intangible assets
	Unamortized			Amortized				Amortized
in € m.	Retail investment management agreements	Other	Total unamortized purchased intangible assets	Customer- related intangible assets	Contract- based intangible assets	Software and other	Total amortized purchased intangible assets	Software
Cost of acquisition/ manufacture:
Balance as of January 1, 2020	1,030	442	1,472	1,403	70	625	2,098	7,512	11,082
Additions	0	0	0	5	0	138	143	911	1,054
Changes in the group of consolidated companies	0	0	0	0	0	0	0	0	0
Disposals	0	0	0	0	0	5	5	390	394
Reclassifications from (to) “held for sale”	0	0	0	0	0	(37)	(37)	(9)	(46)
Transfers	0	0	0	0	0	60	60	21	81
Exchange rate changes	(85)	(1)	(86)	(53)	0	(2)	(55)	(136)	(277)
Balance as of December 31, 2020	945	441	1,386	1,356	70	778	2,204	7,910	11,499
Additions	0	0	0	13	0	22	35	1,106	1,141
Changes in the group of consolidated companies	0	0	0	0	0	0	0	5	4
Disposals	0	0	0	0	0	12	12	86	98
Reclassifications from (to) “held for sale”	0	0	0	0	0	0	0	(40)	(40)
Transfers	0	0	0	(5)	0	0	(5)	(1)	(6)
Exchange rate changes	71	1	72	34	0	1	35	125	231
Balance as of December 31, 2021	1,017	440	1,457	1,398	70	789	2,257	9,018	12,732
Accumulated amortization and impairment:
Balance as of January 1, 2020	260	440	700	1,384	70	528	1,982	4,254	6,935
Amortization for the year	0	0	0	8	0	37	45	994	1,040[1]
Changes in the group of consolidated companies	0	0	0	0	0	0	0	0	0
Disposals	0	0	0	0	0	3	3	385	388
Reclassifications from (to) “held for sale”	0	0	0	0	0	(33)	(33)	(8)	(41)
Impairment losses	0	0	0	0	0	0	0	50	51[2]
Reversals of impairment losses	0	0	0	0	0	0	0	2	2[3]
Transfers	0	0	0	0	0	106	106	(22)	84
Exchange rate changes	(22)	0	(22)	(52)	0	(2)	(54)	(88)	(165)
Balance as of December 31, 2020	239	439	678	1,340	70	633	2,043	4,793	7,513
Amortization for the year	0	0	0	6	0	37	43	974	1,017[4]
Changes in the group of consolidated companies	0	0	0	0	0	0	0	0	(1)
Disposals	0	0	0	0	0	12	12	85	97
Reclassifications from (to) “held for sale”	0	0	0	0	0	0	0	(9)	(9)
Impairment losses	0	0	0	3	0	0	3	149	152[5]
Reversals of impairment losses	0	0	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	3	3	0	2
Exchange rate changes	18	0	18	34	0	1	35	83	136
Balance as of December 31, 2021	257	439	696	1,383	70	662	2,115	5,904	8,714
Carrying amount:
As of December 31, 2020	706	2	708	16	0	145	161	3,117	3,986
As of December 31, 2021	760	1	761	15	0	128	143	3,114	4,018

[1] € 1.0 billion were included in general and administrative expenses.
[2] € 51 million were mainly comprised of impairments of self-developed software recorded in general and administrative expenses.
[3] € 2 million were comprised of reversal of impairments of self-developed software recorded in general and administrative expenses.
[4] € 1.0 billion were included in general and administrative expenses.
[5] € 152 million were comprised of impairments of € 149 million on self-developed software and of € 3 million on customer-related intangibles, both recorded in general and administrative expenses.

Useful Lives of Other Amortized Intangible Assets by Asset Class [text block table]
Useful lives of other amortized intangible assets by asset class
Useful lives in years
Internally generated intangible assets:
Software	up to 10
Purchased intangible assets:
Customer-related intangible assets	up to 20
Other	up to 10